Statements of Convertible Preferred Stock and Stockholders Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 1,198	$ 114